Average Annual Total Returns	Putnam RetirementReady 2060 Fund Class A Shares 2060 1 Year	Putnam RetirementReady 2060 Fund Class A Shares 2060 Since Inception	Putnam RetirementReady 2060 Fund Class A Shares 2060 Inception Date	Putnam RetirementReady 2060 Fund Class A Shares 2060 After Taxes on Distributions 1 Year	Putnam RetirementReady 2060 Fund Class A Shares 2060 After Taxes on Distributions Since Inception	Putnam RetirementReady 2060 Fund Class A Shares 2060 After Taxes on Distributions Inception Date	Putnam RetirementReady 2060 Fund Class A Shares 2060 After Taxes on Distributions and Sales 1 Year	Putnam RetirementReady 2060 Fund Class A Shares 2060 After Taxes on Distributions and Sales Since Inception	Putnam RetirementReady 2060 Fund Class A Shares 2060 After Taxes on Distributions and Sales Inception Date	Putnam RetirementReady 2060 Fund Class B Shares 2060 1 Year	Putnam RetirementReady 2060 Fund Class B Shares 2060 Since Inception	Putnam RetirementReady 2060 Fund Class B Shares 2060 Inception Date	Putnam RetirementReady 2060 Fund Class C Shares 2060 1 Year	Putnam RetirementReady 2060 Fund Class C Shares 2060 Since Inception	Putnam RetirementReady 2060 Fund Class C Shares 2060 Inception Date	Putnam RetirementReady 2060 Fund Class R Shares 2060 1 Year	Putnam RetirementReady 2060 Fund Class R Shares 2060 Since Inception	Putnam RetirementReady 2060 Fund Class R Shares 2060 Inception Date	Putnam RetirementReady 2060 Fund Class R6 Shares 2060 1 Year		Putnam RetirementReady 2060 Fund Class R6 Shares 2060 Since Inception		Putnam RetirementReady 2060 Fund Class R6 Shares 2060 Inception Date	Putnam RetirementReady 2060 Fund Class Y Shares 2060 1 Year	Putnam RetirementReady 2060 Fund Class Y Shares 2060 Since Inception	Putnam RetirementReady 2060 Fund Class Y Shares 2060 Inception Date	Putnam RetirementReady 2060 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2060 Fund S&P 500 Index (no deduction for fees, expenses or taxes) Since Inception	Putnam RetirementReady 2060 Fund S&P 500 Index (no deduction for fees, expenses or taxes) Inception Date	Putnam RetirementReady 2060 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2060 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) Since Inception	Putnam RetirementReady 2060 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) Inception Date	Putnam RetirementReady 2055 Fund Class A Shares 2055 1 Year	Putnam RetirementReady 2055 Fund Class A Shares 2055 5 Years	Putnam RetirementReady 2055 Fund Class A Shares 2055 Since Inception	Putnam RetirementReady 2055 Fund Class A Shares 2055 Inception Date	Putnam RetirementReady 2055 Fund Class A Shares 2055 After Taxes on Distributions 1 Year	Putnam RetirementReady 2055 Fund Class A Shares 2055 After Taxes on Distributions 5 Years	Putnam RetirementReady 2055 Fund Class A Shares 2055 After Taxes on Distributions Since Inception	Putnam RetirementReady 2055 Fund Class A Shares 2055 After Taxes on Distributions Inception Date	Putnam RetirementReady 2055 Fund Class A Shares 2055 After Taxes on Distributions and Sales 1 Year	Putnam RetirementReady 2055 Fund Class A Shares 2055 After Taxes on Distributions and Sales 5 Years	Putnam RetirementReady 2055 Fund Class A Shares 2055 After Taxes on Distributions and Sales Since Inception	Putnam RetirementReady 2055 Fund Class A Shares 2055 After Taxes on Distributions and Sales Inception Date	Putnam RetirementReady 2055 Fund Class B Shares 2055 1 Year	Putnam RetirementReady 2055 Fund Class B Shares 2055 5 Years	Putnam RetirementReady 2055 Fund Class B Shares 2055 Since Inception	Putnam RetirementReady 2055 Fund Class B Shares 2055 Inception Date	Putnam RetirementReady 2055 Fund Class C Shares 2055 1 Year	Putnam RetirementReady 2055 Fund Class C Shares 2055 5 Years	Putnam RetirementReady 2055 Fund Class C Shares 2055 Since Inception	Putnam RetirementReady 2055 Fund Class C Shares 2055 Inception Date	Putnam RetirementReady 2055 Fund Class R Shares 2055 1 Year	Putnam RetirementReady 2055 Fund Class R Shares 2055 5 Years	Putnam RetirementReady 2055 Fund Class R Shares 2055 Since Inception	Putnam RetirementReady 2055 Fund Class R Shares 2055 Inception Date	Putnam RetirementReady 2055 Fund Class R6 Shares 2055 1 Year		Putnam RetirementReady 2055 Fund Class R6 Shares 2055 5 Years		Putnam RetirementReady 2055 Fund Class R6 Shares 2055 Since Inception		Putnam RetirementReady 2055 Fund Class R6 Shares 2055 Inception Date	Putnam RetirementReady 2055 Fund Class Y Shares 2055 1 Year	Putnam RetirementReady 2055 Fund Class Y Shares 2055 5 Years	Putnam RetirementReady 2055 Fund Class Y Shares 2055 Since Inception	Putnam RetirementReady 2055 Fund Class Y Shares 2055 Inception Date	Putnam RetirementReady 2055 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2055 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2055 Fund S&P 500 Index (no deduction for fees, expenses or taxes) Since Inception	Putnam RetirementReady 2055 Fund S&P 500 Index (no deduction for fees, expenses or taxes) Inception Date	Putnam RetirementReady 2055 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2055 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2055 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) Since Inception	Putnam RetirementReady 2055 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) Inception Date	Putnam RetirementReady 2050 Fund Class A Shares 2050 1 Year	Putnam RetirementReady 2050 Fund Class A Shares 2050 5 Years	Putnam RetirementReady 2050 Fund Class A Shares 2050 10 Years	Putnam RetirementReady 2050 Fund Class A Shares 2050 After Taxes on Distributions 1 Year	Putnam RetirementReady 2050 Fund Class A Shares 2050 After Taxes on Distributions 5 Years	Putnam RetirementReady 2050 Fund Class A Shares 2050 After Taxes on Distributions 10 Years	Putnam RetirementReady 2050 Fund Class A Shares 2050 After Taxes on Distributions and Sales 1 Year	Putnam RetirementReady 2050 Fund Class A Shares 2050 After Taxes on Distributions and Sales 5 Years	Putnam RetirementReady 2050 Fund Class A Shares 2050 After Taxes on Distributions and Sales 10 Years	Putnam RetirementReady 2050 Fund Class B Shares 2050 1 Year	Putnam RetirementReady 2050 Fund Class B Shares 2050 5 Years	Putnam RetirementReady 2050 Fund Class B Shares 2050 10 Years	Putnam RetirementReady 2050 Fund Class C Shares 2050 1 Year	Putnam RetirementReady 2050 Fund Class C Shares 2050 5 Years	Putnam RetirementReady 2050 Fund Class C Shares 2050 10 Years	Putnam RetirementReady 2050 Fund Class R Shares 2050 1 Year	Putnam RetirementReady 2050 Fund Class R Shares 2050 5 Years	Putnam RetirementReady 2050 Fund Class R Shares 2050 10 Years	Putnam RetirementReady 2050 Fund Class R6 Shares 2050 1 Year		Putnam RetirementReady 2050 Fund Class R6 Shares 2050 5 Years		Putnam RetirementReady 2050 Fund Class R6 Shares 2050 10 Years		Putnam RetirementReady 2050 Fund Class Y Shares 2050 1 Year	Putnam RetirementReady 2050 Fund Class Y Shares 2050 5 Years	Putnam RetirementReady 2050 Fund Class Y Shares 2050 10 Years	Putnam RetirementReady 2050 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2050 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2050 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2050 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2050 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2050 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2045 Fund Class A Shares 2045 1 Year	Putnam RetirementReady 2045 Fund Class A Shares 2045 5 Years	Putnam RetirementReady 2045 Fund Class A Shares 2045 10 Years	Putnam RetirementReady 2045 Fund Class A Shares 2045 After Taxes on Distributions 1 Year	Putnam RetirementReady 2045 Fund Class A Shares 2045 After Taxes on Distributions 5 Years	Putnam RetirementReady 2045 Fund Class A Shares 2045 After Taxes on Distributions 10 Years	Putnam RetirementReady 2045 Fund Class A Shares 2045 After Taxes on Distributions and Sales 1 Year	Putnam RetirementReady 2045 Fund Class A Shares 2045 After Taxes on Distributions and Sales 5 Years	Putnam RetirementReady 2045 Fund Class A Shares 2045 After Taxes on Distributions and Sales 10 Years	Putnam RetirementReady 2045 Fund Class B Shares 2045 1 Year	Putnam RetirementReady 2045 Fund Class B Shares 2045 5 Years	Putnam RetirementReady 2045 Fund Class B Shares 2045 10 Years	Putnam RetirementReady 2045 Fund Class C Shares 2045 1 Year	Putnam RetirementReady 2045 Fund Class C Shares 2045 5 Years	Putnam RetirementReady 2045 Fund Class C Shares 2045 10 Years	Putnam RetirementReady 2045 Fund Class R Shares 2045 1 Year	Putnam RetirementReady 2045 Fund Class R Shares 2045 5 Years	Putnam RetirementReady 2045 Fund Class R Shares 2045 10 Years	Putnam RetirementReady 2045 Fund Class R6 Shares 2045 1 Year		Putnam RetirementReady 2045 Fund Class R6 Shares 2045 5 Years		Putnam RetirementReady 2045 Fund Class R6 Shares 2045 10 Years		Putnam RetirementReady 2045 Fund Class Y Shares 2045 1 Year	Putnam RetirementReady 2045 Fund Class Y Shares 2045 5 Years	Putnam RetirementReady 2045 Fund Class Y Shares 2045 10 Years	Putnam RetirementReady 2045 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2045 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2045 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2045 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2045 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2045 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2040 Fund Class A Shares 2040 1 Year	Putnam RetirementReady 2040 Fund Class A Shares 2040 5 Years	Putnam RetirementReady 2040 Fund Class A Shares 2040 10 Years	Putnam RetirementReady 2040 Fund Class A Shares 2040 After Taxes on Distributions 1 Year	Putnam RetirementReady 2040 Fund Class A Shares 2040 After Taxes on Distributions 5 Years	Putnam RetirementReady 2040 Fund Class A Shares 2040 After Taxes on Distributions 10 Years	Putnam RetirementReady 2040 Fund Class A Shares 2040 After Taxes on Distributions and Sales 1 Year	Putnam RetirementReady 2040 Fund Class A Shares 2040 After Taxes on Distributions and Sales 5 Years	Putnam RetirementReady 2040 Fund Class A Shares 2040 After Taxes on Distributions and Sales 10 Years	Putnam RetirementReady 2040 Fund Class B Shares 2040 1 Year	Putnam RetirementReady 2040 Fund Class B Shares 2040 5 Years	Putnam RetirementReady 2040 Fund Class B Shares 2040 10 Years	Putnam RetirementReady 2040 Fund Class C Shares 2040 1 Year	Putnam RetirementReady 2040 Fund Class C Shares 2040 5 Years	Putnam RetirementReady 2040 Fund Class C Shares 2040 10 Years	Putnam RetirementReady 2040 Fund Class R Shares 2040 1 Year	Putnam RetirementReady 2040 Fund Class R Shares 2040 5 Years	Putnam RetirementReady 2040 Fund Class R Shares 2040 10 Years	Putnam RetirementReady 2040 Fund Class R6 Shares 2040 1 Year		Putnam RetirementReady 2040 Fund Class R6 Shares 2040 5 Years		Putnam RetirementReady 2040 Fund Class R6 Shares 2040 10 Years		Putnam RetirementReady 2040 Fund Class Y Shares 2040 1 Year	Putnam RetirementReady 2040 Fund Class Y Shares 2040 5 Years	Putnam RetirementReady 2040 Fund Class Y Shares 2040 10 Years	Putnam RetirementReady 2040 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2040 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2040 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2040 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2040 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2040 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2035 Fund Class A Shares 2035 1 Year	Putnam RetirementReady 2035 Fund Class A Shares 2035 5 Years	Putnam RetirementReady 2035 Fund Class A Shares 2035 10 Years	Putnam RetirementReady 2035 Fund Class A Shares 2035 After Taxes on Distributions 1 Year	Putnam RetirementReady 2035 Fund Class A Shares 2035 After Taxes on Distributions 5 Years	Putnam RetirementReady 2035 Fund Class A Shares 2035 After Taxes on Distributions 10 Years	Putnam RetirementReady 2035 Fund Class A Shares 2035 After Taxes on Distributions and Sales 1 Year	Putnam RetirementReady 2035 Fund Class A Shares 2035 After Taxes on Distributions and Sales 5 Years	Putnam RetirementReady 2035 Fund Class A Shares 2035 After Taxes on Distributions and Sales 10 Years	Putnam RetirementReady 2035 Fund Class B Shares 2035 1 Year	Putnam RetirementReady 2035 Fund Class B Shares 2035 5 Years	Putnam RetirementReady 2035 Fund Class B Shares 2035 10 Years	Putnam RetirementReady 2035 Fund Class C Shares 2035 1 Year	Putnam RetirementReady 2035 Fund Class C Shares 2035 5 Years	Putnam RetirementReady 2035 Fund Class C Shares 2035 10 Years	Putnam RetirementReady 2035 Fund Class R Shares 2035 1 Year	Putnam RetirementReady 2035 Fund Class R Shares 2035 5 Years	Putnam RetirementReady 2035 Fund Class R Shares 2035 10 Years	Putnam RetirementReady 2035 Fund Class R6 Shares 2035 1 Year		Putnam RetirementReady 2035 Fund Class R6 Shares 2035 5 Years		Putnam RetirementReady 2035 Fund Class R6 Shares 2035 10 Years		Putnam RetirementReady 2035 Fund Class Y Shares 2035 1 Year	Putnam RetirementReady 2035 Fund Class Y Shares 2035 5 Years	Putnam RetirementReady 2035 Fund Class Y Shares 2035 10 Years	Putnam RetirementReady 2035 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2035 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2035 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2035 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2035 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2035 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2030 Fund Class A Shares 2030 1 Year	Putnam RetirementReady 2030 Fund Class A Shares 2030 5 Years	Putnam RetirementReady 2030 Fund Class A Shares 2030 10 Years	Putnam RetirementReady 2030 Fund Class A Shares 2030 After Taxes on Distributions 1 Year	Putnam RetirementReady 2030 Fund Class A Shares 2030 After Taxes on Distributions 5 Years	Putnam RetirementReady 2030 Fund Class A Shares 2030 After Taxes on Distributions 10 Years	Putnam RetirementReady 2030 Fund Class A Shares 2030 After Taxes on Distributions and Sales 1 Year	Putnam RetirementReady 2030 Fund Class A Shares 2030 After Taxes on Distributions and Sales 5 Years	Putnam RetirementReady 2030 Fund Class A Shares 2030 After Taxes on Distributions and Sales 10 Years	Putnam RetirementReady 2030 Fund Class B Shares 2030 1 Year	Putnam RetirementReady 2030 Fund Class B Shares 2030 5 Years	Putnam RetirementReady 2030 Fund Class B Shares 2030 10 Years	Putnam RetirementReady 2030 Fund Class C Shares 2030 1 Year	Putnam RetirementReady 2030 Fund Class C Shares 2030 5 Years	Putnam RetirementReady 2030 Fund Class C Shares 2030 10 Years	Putnam RetirementReady 2030 Fund Class R Shares 2030 1 Year	Putnam RetirementReady 2030 Fund Class R Shares 2030 5 Years	Putnam RetirementReady 2030 Fund Class R Shares 2030 10 Years	Putnam RetirementReady 2030 Fund Class R6 Shares 2030 1 Year		Putnam RetirementReady 2030 Fund Class R6 Shares 2030 5 Years		Putnam RetirementReady 2030 Fund Class R6 Shares 2030 10 Years		Putnam RetirementReady 2030 Fund Class Y Shares 2030 1 Year	Putnam RetirementReady 2030 Fund Class Y Shares 2030 5 Years	Putnam RetirementReady 2030 Fund Class Y Shares 2030 10 Years	Putnam RetirementReady 2030 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2030 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2030 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2030 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2030 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2030 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2025 Fund Class A Shares 2025 1 Year	Putnam RetirementReady 2025 Fund Class A Shares 2025 5 Years	Putnam RetirementReady 2025 Fund Class A Shares 2025 10 Years	Putnam RetirementReady 2025 Fund Class A Shares 2025 After Taxes on Distributions 1 Year	Putnam RetirementReady 2025 Fund Class A Shares 2025 After Taxes on Distributions 5 Years	Putnam RetirementReady 2025 Fund Class A Shares 2025 After Taxes on Distributions 10 Years	Putnam RetirementReady 2025 Fund Class A Shares 2025 After Taxes on Distributions and Sales 1 Year	Putnam RetirementReady 2025 Fund Class A Shares 2025 After Taxes on Distributions and Sales 5 Years	Putnam RetirementReady 2025 Fund Class A Shares 2025 After Taxes on Distributions and Sales 10 Years	Putnam RetirementReady 2025 Fund Class B Shares 2025 1 Year	Putnam RetirementReady 2025 Fund Class B Shares 2025 5 Years	Putnam RetirementReady 2025 Fund Class B Shares 2025 10 Years	Putnam RetirementReady 2025 Fund Class C Shares 2025 1 Year	Putnam RetirementReady 2025 Fund Class C Shares 2025 5 Years	Putnam RetirementReady 2025 Fund Class C Shares 2025 10 Years	Putnam RetirementReady 2025 Fund Class R Shares 2025 1 Year	Putnam RetirementReady 2025 Fund Class R Shares 2025 5 Years	Putnam RetirementReady 2025 Fund Class R Shares 2025 10 Years	Putnam RetirementReady 2025 Fund Class R6 Shares 2025 1 Year		Putnam RetirementReady 2025 Fund Class R6 Shares 2025 5 Years		Putnam RetirementReady 2025 Fund Class R6 Shares 2025 10 Years		Putnam RetirementReady 2025 Fund Class Y Shares 2025 1 Year	Putnam RetirementReady 2025 Fund Class Y Shares 2025 5 Years	Putnam RetirementReady 2025 Fund Class Y Shares 2025 10 Years	Putnam RetirementReady 2025 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2025 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2025 Fund S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady 2025 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady 2025 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady 2025 Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady Maturity Fund Class A Shares Maturity 1 Year	Putnam RetirementReady Maturity Fund Class A Shares Maturity 5 Years	Putnam RetirementReady Maturity Fund Class A Shares Maturity 10 Years	Putnam RetirementReady Maturity Fund Class A Shares Maturity After Taxes on Distributions 1 Year	Putnam RetirementReady Maturity Fund Class A Shares Maturity After Taxes on Distributions 5 Years	Putnam RetirementReady Maturity Fund Class A Shares Maturity After Taxes on Distributions 10 Years	Putnam RetirementReady Maturity Fund Class A Shares Maturity After Taxes on Distributions and Sales 1 Year	Putnam RetirementReady Maturity Fund Class A Shares Maturity After Taxes on Distributions and Sales 5 Years	Putnam RetirementReady Maturity Fund Class A Shares Maturity After Taxes on Distributions and Sales 10 Years	Putnam RetirementReady Maturity Fund Class B Shares Maturity 1 Year	Putnam RetirementReady Maturity Fund Class B Shares Maturity 5 Years	Putnam RetirementReady Maturity Fund Class B Shares Maturity 10 Years	Putnam RetirementReady Maturity Fund Class C Shares Maturity 1 Year	Putnam RetirementReady Maturity Fund Class C Shares Maturity 5 Years	Putnam RetirementReady Maturity Fund Class C Shares Maturity 10 Years	Putnam RetirementReady Maturity Fund Class R Shares Maturity 1 Year	Putnam RetirementReady Maturity Fund Class R Shares Maturity 5 Years	Putnam RetirementReady Maturity Fund Class R Shares Maturity 10 Years	Putnam RetirementReady Maturity Fund Class R6 Shares Maturity 1 Year		Putnam RetirementReady Maturity Fund Class R6 Shares Maturity 5 Years		Putnam RetirementReady Maturity Fund Class R6 Shares Maturity 10 Years		Putnam RetirementReady Maturity Fund Class Y Shares Maturity 1 Year	Putnam RetirementReady Maturity Fund Class Y Shares Maturity 5 Years	Putnam RetirementReady Maturity Fund Class Y Shares Maturity 10 Years	Putnam RetirementReady Maturity Fund S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady Maturity Fund S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady Maturity Fund S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years	Putnam RetirementReady Maturity Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam RetirementReady Maturity Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 5 Years	Putnam RetirementReady Maturity Fund Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes) 10 Years
Total	13.89%	6.45%	Nov. 30, 2015	12.42%	4.87%	Nov. 30, 2015	9.27%	4.63%	Nov. 30, 2015	14.85%	6.78%	Nov. 30, 2015	19.02%	7.20%	Nov. 30, 2015	20.52%	7.73%	Nov. 30, 2015	21.27%	[1]	8.34%	[1]	Nov. 30, 2015	21.15%	8.27%	Nov. 30, 2015	31.49%	13.68%	Nov. 30, 2015	8.72%	3.52%	Nov. 30, 2015	13.51%	5.56%	8.54%	Nov. 30, 2010	11.54%	3.60%	6.05%	Nov. 30, 2010	9.41%	3.92%	5.99%	Nov. 30, 2010	14.48%	5.71%	8.53%	Nov. 30, 2010	18.54%	6.02%	8.44%	Nov. 30, 2010	20.14%	6.57%	8.99%	Nov. 30, 2010	20.92%	[2]	7.19%	[2]	9.58%	[2]	Nov. 30, 2010	20.73%	7.09%	9.53%	Nov. 30, 2010	31.49%	11.70%	14.07%	Nov. 30, 2010	8.72%	3.05%	3.28%	Nov. 30, 2010	13.17%	5.45%	8.56%	11.32%	3.89%	7.12%	9.11%	3.94%	6.50%	14.13%	5.58%	8.55%	18.11%	5.90%	8.38%	19.69%	6.44%	8.93%	20.39%	[3]	7.03%	[3]	9.51%	[3]	20.37%	6.97%	9.48%	31.49%	11.70%	13.56%	8.72%	3.05%	3.75%	12.36%	5.25%	8.33%	10.68%	3.71%	6.93%	8.51%	3.76%	6.31%	13.28%	5.38%	8.33%	17.29%	5.71%	8.17%	18.88%	6.24%	8.70%	19.58%	[4]	6.85%	[4]	9.28%	[4]	19.45%	6.77%	9.24%	31.49%	11.70%	13.56%	8.72%	3.05%	3.75%	10.83%	4.83%	7.95%	9.32%	3.43%	6.72%	7.49%	3.43%	6.05%	11.69%	4.96%	7.94%	15.75%	5.29%	7.79%	17.32%	5.83%	8.32%	18.00%	[5]	6.41%	[5]	8.89%	[5]	17.91%	6.35%	8.86%	31.49%	11.70%	13.56%	8.72%	3.05%	3.75%	8.78%	4.20%	7.28%	7.66%	2.92%	6.21%	5.93%	2.91%	5.51%	9.56%	4.33%	7.27%	13.53%	4.66%	7.10%	15.18%	5.19%	7.65%	15.83%	[6]	5.79%	[6]	8.22%	[6]	15.70%	5.71%	8.18%	31.49%	11.70%	13.56%	8.72%	3.05%	3.75%	6.60%	3.44%	6.42%	5.46%	2.25%	5.51%	4.53%	2.32%	4.86%	7.30%	3.56%	6.41%	11.30%	3.91%	6.26%	12.83%	4.41%	6.78%	13.50%	[7]	5.00%	[7]	7.35%	[7]	13.40%	4.94%	7.32%	31.49%	11.70%	13.56%	8.72%	3.05%	3.75%	4.48%	2.56%	5.43%	3.55%	1.48%	4.56%	3.05%	1.63%	4.03%	5.04%	2.66%	5.42%	9.02%	3.01%	5.26%	10.55%	3.52%	5.79%	11.22%	[8]	4.11%	[8]	6.35%	[8]	11.09%	4.04%	6.31%	31.49%	11.70%	13.56%	8.72%	3.05%	3.75%	4.12%	1.68%	3.00%	3.14%	0.71%	2.15%	2.66%	0.90%	2.01%	2.66%	1.36%	2.80%	6.63%	1.74%	2.65%	8.19%	2.25%	3.16%	8.79%	[9]	2.82%	[9]	3.70%	[9]	8.69%	2.75%	3.67%	31.49%	11.70%	13.56%	8.72%	3.05%	3.75%

[1]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[3]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[5]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[6]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[7]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[8]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[9]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.